Financial Statement Information - Summary of Capitalized Patents (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted average remaining amortization period (in months)	66 months	78 months
Patents [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross amount	$ 3,247	$ 3,247
Accumulated amortization	(1,463)	(1,137)
Total	$ 1,784	$ 2,110	$ 1,539
Weighted average remaining amortization period (in months)	10 years